Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2024
Commitments and Contingencies.
Schedule of operating lease balances

(in thousands)	May 31, 2024	May 31, 2023
Assets
Right-of-use asset	$264	$400
Liabilities
Current operating lease liability	$142	$139
Non-current operating lease liability	141	283
Total operating lease liability	$283	$422

Schedule of the minimum (base rental) lease payments

(in thousands)	May 31, 2024	May 31, 2023
Assets
Right-of-use asset	$264	$400
Liabilities
Current operating lease liability	$142	$139
Non-current operating lease liability	141	283
Total operating lease liability	$283	$422

The minimum (base rental) lease payments reconciled to the carrying value of the operating lease liabilities as of May 31, 2024, are expected to be as follows (in thousands):

Fiscal Year	Amount
2025	$185
2026	169
Thereafter	—
Total operating lease payments	354
Less: imputed interest	(71)
Present value of operating lease liabilities	$283

Schedule of supplemental information relating to operating leases

	May 31, 2024
Weighted average remaining lease term	1.9	years
Weighted average discount rate	10.0%